Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025
Key Management Personnel [Line Items]
Percentage of salary and benefits					215.00%
Percentage of EBITDA margins					(109.00%)
Percentage of supporting assets					5.00%
Long-Term EBITDA [Member]
Key Management Personnel [Line Items]
Percentage of long-term					29.00%
Bottom of Range [Member]
Key Management Personnel [Line Items]
Revenue percentage					18.00%
Average timeframe term					2 years
Top of Range [Member]
Key Management Personnel [Line Items]
Revenue percentage					19.00%
Average timeframe term					3 years
CAPEX [Member]
Key Management Personnel [Line Items]
Supporting assets (in Dollars)					$ 50,000
Australia [Member]
Key Management Personnel [Line Items]
Tax rate					30.00%
Terminal growth rate					2.50%
Forecast [Member]
Key Management Personnel [Line Items]
Percentage of salary and benefits	12.00%	20.00%	26.00%	113.00%
Percentage of EBITDA margins	29.00%	25.00%	7.00%	(29.00%)